Note 1 - Description of Business and Summary of Significant Accounting Policies (Details Textual)	12 Months Ended
Mar. 31, 2017
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	26.90%
Number of Operating Segments	2
Minimum [Member]
Systems Operation and Maintenance Contract Period	1 year
Finite-Lived Intangible Asset, Useful Life	7 years
Maximum [Member]
Systems Operation and Maintenance Contract Period	5 years
Finite-Lived Intangible Asset, Useful Life	19 years